Common stock	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Common stock
16.	Common stock

The Bank’s common stock is divided into four categories:

1)	“Class A”; shares may only be issued to Latin American Central Banks or banks in which the state or other government agency is the majority shareholder.
2)	“Class B”; shares may only be issued to banks or financial institutions.
3)	“Class E”; shares may be issued to any person whether a natural person or a legal entity.
4)	“Class F”; can only be issued to state entities and agencies of non-Latin American countries, including, among others, central banks and majority state-owned banks in those countries, and multilateral financial institutions either international or regional institutions.

The holders of “Class B” shares have the right to convert or exchange their “Class B” shares, at any time, and without restriction, for “Class E” shares, at a rate of one to one.

The following table provides detailed information on the Bank’s common stock activity per class for each of the years in the three-year period ended December 31, 2012:

(Share units)	“Class A”	“Class B”	“Class E”	“Class F”	Total

Authorized	40,000,000	40,000,000	100,000,000	100,000,000	280,000,000

Outstanding at January 1, 2010	6,342,189	2,584,882	27,618,545	-	36,545,616
Conversions	-	(42,861)	42,860	-	(1)
Repurchase of common stock	-	-	(200)	-	(200)
Restricted stock issued - directors	-	-	38,115	-	38,115
Exercised stock options - compensation plans	-	-	82,106	-	82,106
Restricted stock units - vested	-	-	44,904	-	44,904
Outstanding at December 31, 2010	6,342,189	2,542,021	27,826,330	-	36,710,540
Conversions	-	(10,095)	10,095	-	-
Restricted stock issued - directors	-	-	25,541	-	25,541
Exercised stock options - compensation plans	-	-	325,996	-	325,996
Restricted stock units - vested	-	-	69,865	-	69,865
Outstanding at December 31, 2011	6,342,189	2,531,926	28,257,827	-	37,131,942
Conversions	-	-	-	-	-
Restricted stock issued - directors	-	-	32,317	-	32,317
Exercised stock options - compensation plans	-	-	895,674	-	895,674
Restricted stock units - vested	-	-	85,249	-	85,249
Outstanding at December 31, 2012	6,342,189	2,531,926	29,271,067	-	38,145,182

The following table presents information regarding shares repurchased but not retired by the Bank and accordingly classified as treasury stock:

(In thousands, except for share data)	“Class A”		“Class B”		“Class E”
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Outstanding at January 1, 2010	318,140	10,708	568,010	15,655	4,548,075	103,239	5,434,225	129,602
Repurchase of common stock	-	-	-	-	200	3	200	3
Restricted stock issued - directors	-	-	-	-	(38,115)	(909)	(38,115)	(909)
Exercised stock options - compensation plans	-	-	-	-	(82,106)	(1,958)	(82,106)	(1,958)
Restricted stock units - vested	-	-	-	-	(44,904)	(1,071)	(44,904)	(1,071)
Outstanding at December 31, 2010	318,140	10,708	568,010	15,655	4,383,150	99,304	5,269,300	125,667
Restricted stock issued - directors	-	-	-	-	(25,541)	(609)	(25,541)	(609)
Exercised stock options - compensation plans	-	-	-	-	(325,996)	(7,775)	(325,996)	(7,775)
Restricted stock units - vested	-	-	-	-	(69,865)	(1,666)	(69,865)	(1,666)
Outstanding at December 31, 2011	318,140	10,708	568,010	15,655	3,961,748	89,254	4,847,898	115,617
Restricted stock issued - directors	-	-	-	-	(32,317)	(771)	(32,317)	(771)
Exercised stock options - compensation plans	-	-	-	-	(895,674)	(21,361)	(895,674)	(21,361)
Restricted stock units - vested	-	-	-	-	(85,249)	(2,033)	(85,249)	(2,033)
Outstanding at December 31, 2012	318,140	10,708	568,010	15,655	2,948,508	65,089	3,834,658	91,452